UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	February 7, 2011



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 55

Form 13F Information Table Value Total : $172,123






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1677    35000 SH       Sole                    35000
Adobe Systems Inc              COM              00724F101     3940   127990 SH       Sole                   127990
Advent Software                COM              007974108     6748   116499 SH       Sole                   116499
Akamai Technologies            COM              00971T101      306     6500 SH       Sole                     6500
Apple Computer                 COM              037833100      677     2100 SH       Sole                     2100
Atheros Communications         COM              04743p108     4795   133481 SH       Sole                   133481
Automatic Data Processing, Inc COM              053015103      320     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      842    19054 SH       Sole                    19054
Berk. Hath. Class B            COM              084670207     2215    27650 SH       Sole                    27650
Calix                          COM              13100M509     4503   266427 SH       Sole                   266427
Cavium Networks, Inc.          COM              14965A101     2523    66960 SH       Sole                    66960
ChinaCache                     COM              16950M107     4017   193136 SH       Sole                   193136
Cisco Systems                  COM              17275R102      509    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     6522   236380 SH       Sole                   236380
Comverge Inc                   COM              205859101     2994   433258 SH       Sole                   433258
Constant Contact, Inc          COM              210313102     4522   145924 SH       Sole                   145924
Dolby Laboratories, Inc.       COM              25659T107     6560    98355 SH       Sole                    98355
EMC Corporation                COM              268648102      916    40000 SH       Sole                    40000
Financial Engines, Inc.        COM              317485100     8514   429361 SH       Sole                   429361
Finisar Corp                   COM              31787a507     4987   167965 SH       Sole                   167965
Fortinet, Inc                  COM              34959E109     3045    94130 SH       Sole                    94130
General Electric               COM              369604103     1025    56016 SH       Sole                    56016
General Mills                  COM              370334104      949    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     3793   177343 SH       Sole                   177343
Google Inc                     COM              38259P508      472      795 SH       Sole                      795
Halliburton Co.                COM              406216101      817    20000 SH       Sole                    20000
IBM                            COM              459200101     3246    22116 SH       Sole                    22116
Infinera                       COM              45667G103     3817   369550 SH       Sole                   369550
Informatica Corp.              COM              45666Q102     4673   106130 SH       Sole                   106130
Intel Corp.                    COM              458140100     1051    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      348     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1078    17428 SH       Sole                    17428
Linear Technology              COM              535678106     6467   186969 SH       Sole                   186969
LogMeIn                        COM              54142L109     4119    92905 SH       Sole                    92905
Longtop Financial              COM              54318P108     4045   111795 SH       Sole                   111795
MakeMyTrip                     COM              V5633W109     3710   137245 SH       Sole                   137245
Mercadolibre, Inc.             COM              58733R102     5965    89500 SH       Sole                    89500
Merck                          COM              589331107      831    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      345     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     4345   173781 SH       Sole                   173781
Oracle Corporation             COM              68389X105      319    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      583    33300 SH       Sole                    33300
Qlik Technologies              COM              74733T105     3426   132425 SH       Sole                   132425
QuinStreet, Inc                COM              74874Q100     9886   514607 SH       Sole                   514607
Rackspace Hosting              COM              750086100     4370   139118 SH       Sole                   139118
RealD                          COM              75604L105     4233   163300 SH       Sole                   163300
Red Hat, Inc                   COM              756577102     4078    89335 SH       Sole                    89335
Royal Dutch Shell PLC          COM              780259206      267     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     3818    28926 SH       Sole                    28926
Schlumberger Ltd.              COM              806857108     1336    16000 SH       Sole                    16000
Spreadtrum Comm.               COM              849415203     7693   418775 SH       Sole                   418775
SuccessFactors, Inc            COM              864596101     4543   156855 SH       Sole                   156855
Target CP                      COM              239753106      790    13140 SH       Sole                    13140
VMWare                         COM              928563402     4204    47285 SH       Sole                    47285
Visa, Inc.                     COM                             352     5000 SH       Sole                     5000